INCOME TAXES - Tax Rate Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Income (loss) before income tax	€ 40,732	€ 1,667	€ (22,082)
Income tax rate	29.125%	29.125%	29.125%
Corporation tax rate	15.00%
Expected income tax income (expense)	€ (11,863)	€ (485)	€ 6,431
Tax rate differences	891	911	(2,270)
Non-deductible expenses	(79)	(573)	(1,204)
Tax -free income	1,263	495	2,755
Trade tax modifications	(116)	(269)	(417)
Tax effects from withholding tax	(166)	(370)	(1,485)
Tax effects from prior years	488	642	634
Permanent differences resulting from the statement of financial position	2,912	(8)	(2,486)
Loss utilisation of previously not recognized tax loss carryforwards	0	1,152	556
Change in valuation allowance from temporary differences and tax loss carryforwards	3,598	927	(4,904)
Change from interest carryforwards	333	(957)	(2,827)
Other reconciling items	(38)	460	21
Income tax as per statement of profit or loss	€ (2,778)	€ 1,924	€ (5,195)
Effective tax rate in %	6.82%	(115.46%)	(23.53%)